Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

DWS California Tax-Free Income Fund

The following information replaces the existing tables for DWS California Tax-Free Income Fund in “Part I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Chad H. Farrington is provided as of June 30, 2026 and the information for Matthew J. Caggiano is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

DWS California Tax-Free Income Fund

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All DWS Fund Shares Owned
Matthew J. Caggiano	$10,001 - $50,000	$500,001 - $1,000,000
Chad H. Farrington	$0	$100,001 - $500,000

Conflicts of Interest

DWS California Tax-Free Income Fund

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance Based Fee	Total Assets of Performance Based Fee Accounts
Matthew J. Caggiano	6	$3,309,591,404	0	$0
Chad H. Farrington	4	$3,108,759,013	0	$0

DWS California Tax-Free Income Fund

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Matthew J. Caggiano	0	$0	0	$0
Chad H. Farrington	0	$0	0	$0

August 12, 2026
SAISTKR26-12

DWS California Tax-Free Income Fund

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance Based Fee Accounts
Matthew J. Caggiano	7	$2,556,867,308	0	$0
Chad H. Farrington	0	$0	0	$0

Please Retain This Supplement for Future Reference

August 12, 2026
SAISTKR26-12